Pensions and other post-employment benefits - Membership Category (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	£ (675)	£ (697)
Post-employment obligations
Funded and Unfunded plans
Defined benefit pension obligation	(80)	(85)
Active | Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	(347)	(354)
Active | Post-employment obligations
Funded and Unfunded plans
Defined benefit pension obligation	(70)	(76)
Retired | Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	(224)	(229)
Retired | Post-employment obligations
Funded and Unfunded plans
Defined benefit pension obligation	(10)	(5)
Deferred | Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	(104)	(115)
Deferred | Post-employment obligations
Funded and Unfunded plans
Defined benefit pension obligation		(4)
Defined benefit pension plan
Funded and Unfunded plans
Defined benefit pension obligation	£ (675)	£ (697)